SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Federally insured limit					$ 250,000
Cash balances in excess of federally insured limits					3,250,436	$ 12,301,085
Threshold to exceed for capitalization of expenditures					1,000
Loss on Impairment of intangible asset					5,313,640
Impairment of goodwill		$ 740,912		$ 740,912	740,912
Amortization expense	$ 161,440	275,857	$ 326,467	557,976	1,114,349	1,120,617
Research and development expenses	94,517	$ 1,801,946	$ 152,538	$ 4,189,677	$ 4,319,165	17,406,869
Vesting term			10 years		10 years
Net Operating losses					$ 68,651,969	$ 62,353,148
Potentially dilutive (warrants and options) excluded from computation diluted loss per share			0			150,897
Cash and cash equivalents	$ 2,129,227		$ 2,129,227		$ 3,750,436	$ 12,801,085